Bingham McCutchen LLP
                               One Federal Street
                           Boston, Massachusetts 02110




October 30, 2009



VIA EDGAR

Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, D.C.  20549


Re:     Pioneer Series Trust V
        Post-Effective Amendment No. 9 to the Registration Statement on
          Form N-1A (File Nos. 333-129005 and 811-21823)


Ladies and Gentlemen:

Attached for filing on behalf of the Trust is Post-Effective Amendment No. 9 to the Trust's registration statement on Form N-1A under the Securities Act of 1933, as amended (the "1933 Act"), and Amendment No. 10 under the Investment Company Act of 1940, as amended (the "Amendment").

The Amendment is being filed pursuant to Rule 485(a) under the 1933 Act in order to reflect the enhanced disclosure and new prospectus delivery option for registered open-end investment companies as set forth in Form N-1A, as amended. The Amendment is to be effective on December 31, 2009.

Please contact the undersigned at 617-951-8458 or Toby R. Serkin at 617-951-8760 with any questions or comments relating to the filing.

Very truly yours,



/s/Jeremy B. Kantrowitz, Esq.
-----------------------------
   Jeremy B. Kantrowitz, Esq.


cc:  Christopher J. Kelley, Esq.
     Toby R. Serkin, Esq.